Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment
At start of year	£ 131
Charge for the year	(47)	£ (52)	£ (60)
At end of year	126	131
Cost
Disclosure of detailed information about property, plant and equipment
At start of year	683	733
Acquisitions	1	1
Capital expenditure	36	28
Disposals	(159)	(75)
Exchange translation differences	57	(4)
At end of year	618	683	733
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment
At start of year	(552)	(571)
Charge for the year	(47)	(52)
Disposals	154	68
Exchange translation differences	(47)	3
At end of year	(492)	(552)	(571)
Land and buildings
Disclosure of detailed information about property, plant and equipment
At start of year	56
At end of year	51	56
Land and buildings | Cost
Disclosure of detailed information about property, plant and equipment
At start of year	167	206
Acquisitions	1
Capital expenditure	3	5
Disposals	(19)	(43)
Exchange translation differences	14	(1)
At end of year	166	167	206
Land and buildings | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment
At start of year	(111)	(143)
Charge for the year	(6)	(6)
Disposals	12	37
Exchange translation differences	(10)	1
At end of year	(115)	(111)	(143)
Fixtures and equipment
Disclosure of detailed information about property, plant and equipment
At start of year	75
At end of year	75	75
Fixtures and equipment | Cost
Disclosure of detailed information about property, plant and equipment
At start of year	516	527
Acquisitions		1
Capital expenditure	33	23
Disposals	(140)	(32)
Exchange translation differences	43	(3)
At end of year	452	516	527
Fixtures and equipment | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment
At start of year	(441)	(428)
Charge for the year	(41)	(46)
Disposals	142	31
Exchange translation differences	(37)	2
At end of year	£ (377)	£ (441)	£ (428)